FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Movement of financial instruments (Details) - USD ($) $ in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Fair value of assets
Assets at beginning of period	$ 8,059
Transfers			$ 0
Assets at end of period	9,299	$ 8,059	9,299
Fair value of liabilities
Liabilities at beginning of period	(3,185)
Transfers			0
Liabilities at end of period	(4,158)	(3,185)	(4,158)
Level 3 | Acquisition consideration liability
Fair value of liabilities
Liabilities at beginning of period	(99)	(104)	(104)
Arising on acquisitions	(103)
Payments	51	9
Transfers	13
Discount unwind	(3)	(3)
Exchange movements		(1)
Liabilities at end of period	(141)	(99)	(141)
Level 3 | Investments
Fair value of assets
Assets at beginning of period	34	21	21
Acquisitions	17
Additions	1	4
Fair value remeasurement	12	9
Distributions received	(2)
Disposals	(46)
Transfers	(9)
Assets at end of period	7	$ 34	7
Level 3 | Contingent consideration receivable
Fair value of assets
Acquisitions	22
Arising on disposals	17
Assets at end of period	$ 39		$ 39